DERIVATIVE LIABILITIES (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected volatility	219.30%	227.80%	228.78%
Average risk free interest rate	1.54%	1.71%	2.16%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Derivative Liabilities
Expected volatility			226.00%
Dividend yield	0.00%		0.00%
Derivative Liabilities | Minimum [Member]
Expected life (in years)	3 years 3 months 22 days		4 years 22 days
Expected volatility	206.00%
Average risk free interest rate	0.86%		1.15%
Derivative Liabilities | Maximum [Member]
Expected life (in years)	3 years 11 months 12 days		5 years
Expected volatility	230.00%
Average risk free interest rate	1.07%		1.54%